Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Jun. 30, 2024
Building [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lifes	20 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lifes	10 years
Leasehold improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Leasehold improvement	Shorter of useful life or lease term
Minimum [Member] | Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lifes	3 years
Maximum [Member] | Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lifes	5 years